Earnings/(Loss) per Share - Schedule of Basic and Diluted Earnings/(Loss) Per Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Income/(loss) attributable to the owners of the Group, basic	$ 53,510	$ (65,697)	$ (50,354)
Income/(loss) attributable to the owners of the Group, dilutive	$ 53,510	$ (65,697)	$ (50,354)
Denominator:
Issued ordinary shares at January 1 (in shares)		271,853,731	278,566,306	287,796,585
Effect of shares issued & treasury shares purchased and cancelled (in shares)	(17,397,423)	(2,263,773)	(3,037,150)
Effect of dilutive shares (in shares)	1,571,612	0
Weighted average ordinary shares for basic EPS (in shares)	254,456,308	276,302,533	284,759,435
Weighted average ordinary shares for diluted EPS (in shares)	256,027,920	276,302,533	284,759,435
Basic earnings/(loss) per ordinary share (in dollars per share)	$ 0.21	$ (0.24)	$ (0.18)
Diluted earnings/(loss) per ordinary share (in dollars per share)	$ 0.21	$ (0.24)	$ (0.18)
Diluted
Denominator:
Effect of dilutive shares (in shares)			0
Basic
Denominator:
Effect of dilutive shares (in shares)	0	0	0